Non-Controlling Interest - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
AV Loyalty Cayman Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Ownership interests acquired	10.10%
Life Miles Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of Ownership interests acquired	19.90%
Percentage Of Purchase Option Of Remaining Ownership Interest	10.10%
Cash transferred	$ 26,500
Increase in accumulated losses attributable to the Group		$ (395,612)
Bottom of range [member] | Life Miles Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of Ownership interests acquired	70.00%
Percentage of anticipated increase in Ownership interests stake	89.90%
Top of range [member] | Life Miles Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of Ownership interests acquired	89.90%
Percentage of anticipated increase in Ownership interests stake	100.00%